UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1.  Schedule of Investments.

CARNE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (Unaudited)

	Security
Shares	Description			Value
Common Stock - 99.8%
Consumer Discretionary - 24.1%
14,799	Apollo Group, Inc., Class A (a)			$775,615
19,471	Discovery Communications, Inc., Class A (a)			834,916
27,359	Expedia, Inc.			885,611
32,999	GameStop Corp., Class A (a)			770,857
57,955	Gannett Co., Inc.			821,222
49,508	H&R Block, Inc.			809,951
48,840	Newell Rubbermaid, Inc.			902,075
18,502	Scripps Networks Interactive, Inc., Class A			802,247
37,095	The Gap, Inc.			704,063
78,384	The Interpublic Group of Cos., Inc.			809,707
31,102	TripAdvisor, Inc. (a)			1,023,567
17,367	Viacom, Inc., Class B			816,944
				9,956,775
Consumer Staples - 3.8%
20,660	Dr. Pepper Snapple Group, Inc.			802,021
7,083	Lorillard, Inc.			760,644
				1,562,665
Financial - 10.2%
3,300	CME Group, Inc.			790,383
49,462	Federated Investors, Inc., Class B			844,811
33,219	Leucadia National Corp.			922,160
22,731	Moody's Corp.			846,275
32,341	The NASDAQ OMX Group, Inc. (a)			801,410
				4,205,039
Healthcare - 15.7%
20,890	AmerisourceBergen Corp.			814,083
25,748	Coventry Health Care, Inc. (a)			774,242
19,524	Eli Lilly & Co.			775,884
26,210	Forest Laboratories, Inc. (a)			832,954
19,052	Gilead Sciences, Inc. (a)			930,500
8,848	Humana, Inc.			787,649
13,524	Medco Health Solutions, Inc. (a)			838,758
11,703	WellPoint, Inc.			752,737
				6,506,807
Industrials - 13.8%
11,688	General Dynamics Corp.			808,342
16,469	Illinois Tool Works, Inc.			873,351
11,788	L-3 Communications Holdings, Inc.			833,883
9,844	Lockheed Martin Corp.			810,358
13,602	Northrop Grumman Corp.			789,596
16,384	Raytheon Co.			786,268
63,294	SAIC, Inc. (a)			813,961
				5,715,759
Information Technology - 27.8%
15,018	Accenture PLC, Class A			861,132
22,137	Analog Devices, Inc.			866,221
2,384	Apple, Inc. (a)			1,088,248
74,460	Applied Materials, Inc.			914,369
39,523	CA, Inc.			1,018,903
53,000	Dell, Inc. (a)			913,190
21,773	Harris Corp.			892,693
29,876	Hewlett-Packard Co.			835,930
31,877	Intel Corp.			842,190
16,899	KLA-Tencor Corp.			864,046
29,063	Microsoft Corp.			858,230
16,479	SanDisk Corp. (a)			756,057
7,873	Visa, Inc., Class A			792,339
				11,503,548
Materials - 4.4%
5,074	CF Industries Holdings, Inc.			900,026
19,970	Freeport-McMoRan Copper & Gold, Inc.			922,814
				1,822,840
Total Common Stock
(Cost $37,078,902)				41,273,433
Total Investments in Securities - 99.8%
(Cost $37,078,902)*				$41,273,433

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.1)%
Call Options Written - (0.1)%
(150)	S&P 500 Index	$1,360.00	02/12	(34,500)
(50)	S&P 500 Index	1,350.00	02/12	(17,750)
Total Call Options Written
(Premiums Received $(81,895))				(52,250)
Total Written Options - (0.1)%
(Premiums Received $(81,895))*				$(52,250)
Other Assets & Liabilities, Net – 0.3%				135,386
Net Assets – 100.0%				$41,356,569

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of these securities are pledged as collateral for written options.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,085,479
Gross Unrealized Depreciation	(861,303)
Net Unrealized Appreciation	$4,224,176

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of January 31, 2012.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$41,273,433	$(52,250)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$41,273,433	$(52,250)

The Level 1 inputs displayed in the Investments in Securities column of this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

**	Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options, which are valued at their market value at period end.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (Unaudited)

	Security
Shares	Description	Value
Common Stock - 96.1%
Consumer Discretionary - 14.6%
8,000	Bravo Brio Restaurant Group, Inc. (a)	$154,000
78,500	Callaway Golf Company	525,950
8,100	Coinstar, Inc. (a)	402,813
9,500	Sotheby's	318,535
		1,401,298
Drugs/Pharmaceutical Preparations - 11.8%
17,000	Auxilium Pharmaceuticals, Inc. (a)	337,790
18,700	Emergent BioSolutions Inc. (a)	317,339
6,900	Forest Laboratories, Inc. (a)	219,282
12,300	Mylan Inc. (a)	255,225
		1,129,636
Energy - 10.3%
18,000	Comstock Resources, Inc. (a)	216,720
9,300	CONSOL Energy Inc.	332,382
6,300	Newpark Resources, Inc. (a)	51,282
13,600	Superior Energy Services, Inc. (a)	387,736
		988,120
Financials - 8.4%
13,500	OceanFirst Financial Corp.	182,925
13,000	The NASDAQ OMX Group, Inc. (a)	322,140
15,000	Weyerhaeuser Company (REIT)	300,300
		805,365
Health Care Services - 9.5%
69,000	eResearchTechnology, Inc. (a)	382,260
21,900	PAREXEL International Corp. (a)	527,790
		910,050
Industrials - 3.3%
12,400	Textron Inc.	315,952

Medical Products - 21.0%
63,500	Boston Scientific Corp. (a)	378,460
25,400	Hologic, Inc. (a)	517,906
14,800	Illumina, Inc. (a)	766,048
11,800	Thoratec Corporation (a)	346,920
		2,009,334
Technology - 6.7%
10,000	Akamai Technologies, Inc. (a)	322,500
18,300	Symantec Corp. (a)	314,577
		637,077
Telecommunications - 10.5%
21,500	Cablevision Systems Corp., Class A	312,825
29,000	Leap Wireless International, Inc. (a)	248,240
22,000	NII Holdings, Inc. (a)	442,420
		1,003,485
Total Common Stock
(Cost $8,731,448)		9,200,317
Total Investments - 96.1%
(Cost $8,731,448)*		$9,200,317
Other Assets & Liabilities, Net – 3.9%		375,057
Net Assets – 100.0%		$9,575,374

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,002,810
Gross Unrealized Depreciation	(533,941)
Net Unrealized Appreciation	$468,869

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$9,200,317
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$9,200,317

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	March 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	March 2, 2012

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 2, 2012